Line of Credit (Details Narrative) (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC) - Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member] - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Line of credit	$ 100,000
Line of credit, maturity date	Nov. 20, 2020
Line of credit, interest rate	4.25%
Line of Credit [Member]
Line of credit	$ 81,365	$ 83,138	$ 84,497